UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

1.799881.105

SI-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.8%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 2,200	$ 1,013
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		7,790	4,774
TOTAL ENERGY			5,787
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp.:
0.75% 8/1/27		1,040	861
1.25% 2/15/27		890	629
			1,490
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,510	668
6% 5/1/15		6,045	2,267
ON Semiconductor Corp. 0% 4/15/24		450	419
Spansion, Inc. 2.25% 6/15/16 (c)(g)		4,115	30
			3,384
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		24,030	16,701
TOTAL CONVERTIBLE BONDS			27,362
Nonconvertible Bonds - 29.3%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.0%
Affinia Group, Inc. 9% 11/30/14		2,950	885
TRW Automotive, Inc.:
7% 3/15/14 (g)		335	141
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
TRW Automotive, Inc.: - continued
7.25% 3/15/17 (g)		$ 240	$ 100
Visteon Corp. 7% 3/10/14		10,020	501
			1,627
Automobiles - 0.3%
Ford Motor Co.:
6.5% 8/1/18		4,180	1,212
7.125% 11/15/25		5,760	1,656
7.4% 11/1/46		1,220	323
7.45% 7/16/31		11,200	3,556
7.5% 8/1/26		4,250	1,169
8.875% 1/15/22		1,045	287
8.9% 1/15/32		815	236
General Motors Corp.:
6.75% 5/1/28		11,000	1,265
7.125% 7/15/13		3,400	485
7.2% 1/15/11		2,090	543
7.4% 9/1/25		5,950	684
7.7% 4/15/16		8,489	1,019
8.1% 6/15/24		2,775	326
8.25% 7/15/23		11,040	1,297
8.375% 7/15/33		13,205	1,585
8.8% 3/1/21		2,310	300
			15,943
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		2,990	1,854
Mac-Gray Corp. 7.625% 8/15/15		680	626
			2,480
Hotels, Restaurants & Leisure - 1.2%
Carrols Corp. 9% 1/15/13		4,095	3,522
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	2,251
8% 11/15/13		920	616
MGM Mirage, Inc.:
5.875% 2/27/14		6,065	2,092
6.625% 7/15/15		19,604	6,861
6.75% 9/1/12		3,405	1,209
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 13,875	$ 4,787
6.875% 4/1/16		3,585	1,255
7.5% 6/1/16		18,400	6,256
7.625% 1/15/17		13,600	4,760
8.5% 9/15/10		7,065	2,897
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,015	754
Scientific Games Corp. 6.25% 12/15/12		660	581
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	585
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		5,450	2,943
Six Flags, Inc.:
8.875% 2/1/10		8,225	905
9.625% 6/1/14		7,664	690
9.75% 4/15/13		1,255	107
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	2,927
Station Casinos, Inc.:
6% 4/1/12 (c)		9,620	3,078
6.5% 2/1/14 (c)		11,643	349
6.625% 3/15/18 (c)		11,970	359
6.875% 3/1/16 (c)		12,803	384
7.75% 8/15/16 (c)		14,415	4,613
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	1,631
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,900	2,436
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,352
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		575	58
12.75% 1/15/13 (c)		1,070	21
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,164	698
			63,977
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		5,585	3,798
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	554
Media - 3.2%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,349
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		$ 8,010	$ 7,309
CanWest Media, Inc. 8% 9/15/12 (c)		860	163
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)		19,013	2,044
11% 10/1/15 (c)		310	31
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)		11,055	9,894
10.25% 9/15/10 (c)		9,385	8,447
10.25% 10/1/13 (c)		6,395	5,724
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (g)		8,610	7,577
10.875% 9/15/14 (g)		11,090	10,757
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,045	566
5.5% 9/15/14		5,225	784
5.5% 12/15/16		2,620	367
5.75% 1/15/13		3,145	472
6.25% 3/15/11		175	35
6.875% 6/15/18		2,725	382
7.25% 10/15/27		3,310	463
10.75% 8/1/16 (g)		19,560	4,108
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	8,117
7% 10/1/13		9,095	8,413
7.125% 2/1/16		43,770	39,284
Haights Cross Communications, Inc. 12.5% 8/15/11 (f)		1,550	124
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	940
Lamar Media Corp. 6.625% 8/15/15		13,230	9,360
Liberty Media Corp. 8.5% 7/15/29		6,535	3,661
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	553
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		7,095	2,998
10% 8/1/14		3,620	3,149
11.625% 2/1/14 (g)		2,535	2,294
Pearson Funding One PLC 6% 12/15/15	GBP	2,500	3,541
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National Services LLC:
8.75% 9/1/12 (g)		$ 3,280	$ 3,280
10.375% 9/1/14 (g)		9,075	9,257
Reed Elsevier Investments PLC 7% 12/11/17	GBP	2,100	2,984
Sun Media Corp. Canada 7.625% 2/15/13		635	330
The Reader's Digest Association, Inc. 9% 2/15/17		3,000	270
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		22,595	11,975
Videotron Ltd. 6.875% 1/15/14		550	514
			172,519
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		4,120	3,832
Specialty Retail - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15		2,270	692
10.375% 6/1/15 pay-in-kind (k)		3,745	646
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	67
10% 11/1/14		18,490	8,783
11.375% 11/1/16		900	333
Staples, Inc. 9.75% 1/15/14		9,012	9,434
			19,955
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,287
9.75% 1/15/15		1,775	1,527
			2,814
TOTAL CONSUMER DISCRETIONARY			287,499
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	1,650	2,315
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	98
16% 3/27/12 (g)		3,487	2,270
			4,683
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
7.5% 3/1/17		$ 5,910	$ 3,014
8.625% 3/1/15		835	188
9.375% 12/15/15		4,770	1,085
9.5% 6/15/17		5,710	1,299
10.375% 7/15/16		4,970	3,007
Tesco PLC 5.125% 2/24/15	EUR	900	1,204
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	1,100	1,534
			11,331
Food Products - 0.2%
Gruma SA de CV 7.75%		3,365	1,851
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	37
Michael Foods, Inc. 8% 11/15/13		420	365
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	693
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	326
10.625% 4/1/17		1,015	711
Reddy Ice Holdings, Inc. 10.5% 11/1/12		3,250	1,625
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	1,693
			7,301
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	203
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	345
Tobacco - 0.0%
Philip Morris International, Inc. 5.75% 3/24/16	EUR	900	1,198
TOTAL CONSUMER STAPLES			25,061
ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,530	1,607
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	2,303
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,249
			7,159
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.8%
ANR Pipeline, Inc. 7.375% 2/15/24		$ 2,165	$ 2,187
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		4,090	2,904
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	5,367
Berry Petroleum Co. 8.25% 11/1/16		2,930	1,729
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	1,682
8.875% 2/1/17		3,780	1,247
Chesapeake Energy Corp.:
6.5% 8/15/17		4,990	4,017
6.875% 11/15/20		7,030	5,501
7.625% 7/15/13		11,615	10,686
9.5% 2/15/15		5,630	5,475
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	4,987
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	1,414
Denbury Resources, Inc. 9.75% 3/1/16		1,660	1,594
Drummond Co., Inc. 7.375% 2/15/16 (g)		6,605	4,557
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,170
EXCO Resources, Inc. 7.25% 1/15/11		570	442
Forest Oil Corp. 8% 12/15/11		480	461
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	1,108
Harvest Operations Corp. 7.875% 10/15/11		1,170	807
InterNorth, Inc. 9.625% 3/16/06 (c)		935	2
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		2,230	1,873
9.125% 7/2/18 (g)		2,835	2,084
Mariner Energy, Inc.:
7.5% 4/15/13		2,900	2,146
8% 5/15/17		4,870	2,922
Massey Energy Co. 6.875% 12/15/13		10,625	9,244
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	3,851
8.25% 12/15/14		1,360	585
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,584
7.875% 11/1/26		5,640	5,076
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	654
6.625% 6/15/35		2,870	2,084
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		$ 12,745	$ 11,216
9.125% 7/15/13		10,710	10,094
Petroleos de Venezuela SA:
5.25% 4/12/17		65,640	27,897
5.375% 4/12/27		14,370	5,087
Petroleum Development Corp. 12% 2/15/18		4,390	2,634
Plains Exploration & Production Co. 10% 3/1/16		6,640	6,325
Range Resources Corp. 7.375% 7/15/13		2,190	2,081
SandRidge Energy, Inc.:
8% 6/1/18 (g)		7,400	5,365
8.625% 4/1/15 pay-in-kind (k)		4,370	2,753
Ship Finance International Ltd. 8.5% 12/15/13		7,015	4,911
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,303
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,460	2,337
StatoilHydro ASA 4.375% 3/11/15	EUR	1,000	1,330
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	756
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	468
7.5% 4/1/17		7,600	7,320
7.625% 4/1/37		1,035	893
8% 2/1/16 (g)		1,160	1,154
8.375% 6/15/32		1,155	1,099
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		9,105	7,284
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	335
8.875% 7/15/12		1,455	1,528
Venoco, Inc. 8.75% 12/15/11		3,260	1,777
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	3,392
YPF SA 10% 11/2/28		5,635	3,747
			206,526
TOTAL ENERGY			213,685
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 3.4%
Capital Markets - 0.0%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (k)	EUR	800	$ 523
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,235
			1,758
Commercial Banks - 1.3%
Banca Popolare di Lodi Investor Trust III 6.742% (k)	EUR	760	289
Bancaja Emisiones SA 4.625% (k)	EUR	701	163
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (k)	EUR	1,150	1,327
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (k)	EUR	350	119
Caja de Ahorros de Valencia, Castellon y Alicante (Bancaja) 4.375% (k)	EUR	900	239
Caja Madrid SA 2.78% 10/17/16 (k)	EUR	1,500	1,152
Development Bank of Philippines 8.375% (k)		$ 6,055	4,783
DnB NOR Bank ASA 1.1607% 8/11/09 (k)	CAD	1,500	1,191
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		24,860	8,950
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		8,092	5,867
Export-Import Bank of India 1.1319% 6/7/12 (k)	JPY	320,000	2,828
Export-Import Bank of Korea 8.125% 1/21/14		1,860	1,910
HBOS Treasury Services PLC 1.2767% 1/19/10 (k)	CAD	1,500	1,185
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		10,960	6,028
Hypo Real Estate International Trust I 5.864% (k)	EUR	50	2
JPMorgan Chase Bank 4.375% 11/30/21 (k)	EUR	2,300	1,929
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		5,715	5,258
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,693
Natixis SA:
2.504% 1/26/17 (k)	EUR	1,100	692
6.307% (k)	EUR	950	275
Rabobank Nederland 4.75% 1/15/18	EUR	3,650	4,822
Royal Bank of Scotland Group PLC 5.25% 5/15/13	EUR	2,300	2,899
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,444
Standard Chartered Bank 1.838% 3/28/18 (k)	EUR	1,250	880
Vimpel Communications:
8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		4,290	4,129
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Vimpel Communications: - continued
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 3,495	$ 3,023
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,077
			68,154
Consumer Finance - 0.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	355
Ford Motor Credit Co. LLC:
7% 10/1/13		4,100	2,742
7.25% 10/25/11		12,485	8,889
7.375% 2/1/11		735	555
8% 12/15/16		2,020	1,333
12% 5/15/15		12,770	9,578
GMAC LLC:
6% 4/1/11 (g)		1,435	1,019
6.75% 12/1/14 (g)		875	508
8% 11/1/31 (g)		6,473	3,075
SLM Corp.:
1.85% 12/15/10 (k)	EUR	1,100	1,150
1.98% 6/17/13 (k)	EUR	620	371
			29,575
Diversified Financial Services - 1.0%
Air Liquide Finance 6.125% 11/28/12	EUR	1,900	2,701
Banca Italease SpA 2.088% 6/28/16 (k)	EUR	1,500	788
Bank of America Corp. 4% 3/28/18 (k)	EUR	1,400	962
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,108
Broadgate PLC 3.57% 10/5/25 (k)	GBP	745	468
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	161	226
8.151% 12/31/30	GBP	370	445
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	976
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,676
Greene King Finance PLC Series A1, 2.2181% 6/15/31 (k)	GBP	1,000	861
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,138
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	1,200	$ 1,576
8.375% 2/17/16	EUR	4,230	5,597
Kreditanstalt Fuer Wiederaufbau 3.875% 1/21/19	EUR	9,000	11,809
NCO Group, Inc. 11.875% 11/15/14		$ 2,185	437
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		6,900	6,590
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	127,259	2,740
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	734
Sedna Finance Corp.:
2.4% 3/15/16 (c)(k)	EUR	1,150	0*
5.625% 12/23/14 (c)(k)	EUR	500	0*
Severn Trent Utilities Finance PLC 6% 1/22/18	GBP	1,150	1,776
TMK Capital SA 10% 7/29/11		13,500	9,180
Total Capital SA 4.875% 1/28/19	EUR	600	826
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,400	1,593
UT2 Funding PLC 5.321% 6/30/16	EUR	1,270	152
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,343
4.375% 5/19/14	EUR	650	741
			56,443
Insurance - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (k)	EUR	1,200	1,270
Mapfre SA 5.921% 7/24/37 (k)	EUR	1,800	1,052
Wuerttembergische Lebens AG 5.375% 6/1/26 (k)	EUR	620	305
			2,627
Real Estate Investment Trusts - 0.1%
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(g)		6,640	1,892
Senior Housing Properties Trust 7.875% 4/15/15		6,211	5,093
			6,985
Real Estate Management & Development - 0.3%
Realogy Corp.:
10.5% 4/15/14		47,225	13,223
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
11.75% 4/15/14 pay-in-kind (k)		$ 3,827	$ 402
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,291
			14,916
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
2.25% 12/2/49 (k)	EUR	1,000	545
4.604% (k)	EUR	2,000	808
			1,353
TOTAL FINANCIALS			181,811
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc. 10% 10/15/17		245	244
Fresenius US Finance II, Inc. 9% 7/15/15 (g)		3,415	3,552
Invacare Corp. 9.75% 2/15/15		1,530	1,480
			5,276
Health Care Providers & Services - 1.7%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (k)		11,685	2,804
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,203
DASA Finance Corp. 8.75% 5/29/18 (g)		2,845	2,276
DaVita, Inc. 6.625% 3/15/13		5,230	5,047
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,010
HCA, Inc.:
6.25% 2/15/13		1,755	1,316
6.375% 1/15/15		620	406
6.5% 2/15/16		2,485	1,590
6.75% 7/15/13		1,750	1,308
9.125% 11/15/14		21,885	20,572
9.25% 11/15/16		28,994	26,240
9.875% 2/15/17 (g)		1,190	1,128
10.375% 11/15/16 pay-in-kind (k)		6,795	5,117
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,104
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,634
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. 9.125% 4/15/15		$ 310	$ 288
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	2,584
Tenet Healthcare Corp. 9.875% 7/1/14		10,750	8,385
U.S. Oncology, Inc. 9% 8/15/12		475	458
United Surgical Partners International, Inc. 8.875% 5/1/17		895	698
Vanguard Health Holding Co. II LLC 9% 10/1/14		2,885	2,532
			89,700
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,699
Pharmaceuticals - 0.2%
Bayer AG 2.829% 4/10/10 (k)	EUR	1,250	1,626
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	1,250	1,672
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,323
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	5
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	2,739
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,608
			9,973
TOTAL HEALTH CARE			106,648
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	200
Hexcel Corp. 6.75% 2/1/15		2,350	1,986
Orbimage Holdings, Inc. 11.3113% 7/1/12 (k)		1,720	1,625
			3,811
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	459
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	164
10% 8/15/08 (a)		1,255	13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,244	6,355
8.021% 8/10/22		4,764	2,572
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		$ 1,365	$ 7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,295	1,446
8.028% 11/1/17		1,080	621
			11,661
Building Products - 0.1%
Compagnie de St. Gobain 2.979% 4/11/12 (k)	EUR	1,250	1,385
Nortek, Inc.:
8.5% 9/1/14		11,485	1,149
10% 12/1/13		11,620	4,764
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	311
			7,609
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	135
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	684
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	1,569
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,133
7.75% 1/15/15		4,830	4,770
8.625% 4/1/13		2,900	2,900
West Corp. 9.5% 10/15/14		8,620	5,991
			26,182
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,250	1,178
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,800	1,432
			2,610
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	593
General Cable Corp. 7.125% 4/1/17		680	571
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	747
			1,911
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,000	2,070
Sequa Corp.:
11.75% 12/1/15 (g)		10,805	2,377
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp.: - continued
13.5% 12/1/15 pay-in-kind (g)		$ 3,977	$ 590
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (k)	GBP	1,075	1,078
			6,115
Machinery - 0.0%
Chart Industries, Inc. 9.125% 10/15/15		1,160	870
Cummins, Inc. 7.125% 3/1/28		1,870	1,288
			2,158
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	2,542
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,149
US Shipping Partners LP 13% 8/15/14 (c)		3,185	540
			4,231
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		720	725
7.75% 10/1/16		1,390	1,387
			2,112
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,311
7.625% 12/1/13		1,700	1,445
12.5% 4/1/16 (g)		2,850	2,708
TFM SA de CV 9.375% 5/1/12		6,450	5,870
			11,334
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	1,151
Penhall International Corp. 12% 8/1/14 (g)		1,515	303
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		10,015	6,710
			8,164
TOTAL INDUSTRIALS			87,898
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.4%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		$ 6,290	$ 5,630
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	7,619
6.5% 1/15/28		6,570	2,497
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(k)		3,760	677
10.125% 7/15/13 (c)		3,730	671
10.75% 7/15/16 (c)		3,760	677
10.75% 7/15/16 (c)(g)		5,170	931
			18,702
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Series A 10.25% 11/1/15		5,985	2,873
Series B 10.25% 11/1/15		2,620	1,258
11.25% 11/1/16 pay-in-kind		1,865	621
			4,752
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		3,710	1,558
12.25% 11/15/15 pay-in-kind (k)		875	333
Iron Mountain, Inc. 8.75% 7/15/18		4,675	4,640
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	4,594
Unisys Corp.:
8% 10/15/12		875	220
12.5% 1/15/16		3,030	792
			12,137
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.:
7.125% 3/15/11		145	134
7.75% 5/15/13		1,040	832
9.25% 6/1/16		8,580	6,564
Avago Technologies Finance Ltd.:
6.7613% 6/1/13 (k)		902	724
11.875% 12/1/15		8,455	6,510
Freescale Semiconductor, Inc.:
8.875% 12/15/14		42,915	8,368
9.875% 12/15/14 pay-in-kind (k)		26,855	1,629
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (c)(k)		$ 735	$ 7
New ASAT Finance Ltd. 9.25% 2/1/11 (c)		2,100	32
NXP BV:
3.8444% 10/15/13 (k)		15,850	2,536
7.875% 10/15/14		12,245	2,816
9.5% 10/15/15		17,060	1,877
Spansion LLC 11.25% 1/15/16 (c)(g)		4,255	96
Viasystems, Inc. 10.5% 1/15/11		4,065	2,622
			34,747
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	131
TOTAL INFORMATION TECHNOLOGY			70,469
MATERIALS - 3.1%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,842
Chemtura Corp. 6.875% 6/1/16 (c)		1,225	539
Georgia Gulf Corp.:
7.125% 12/15/13		1,325	212
9.5% 10/15/14		10,640	1,782
Huntsman LLC 11.625% 10/15/10		466	461
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	4,571
MacDermid, Inc. 9.5% 4/15/17 (g)		500	173
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	8,338
10.875% 12/1/14 pay-in-kind (k)		6,706	1,096
11.5% 12/1/16		19,830	3,718
NOVA Chemicals Corp.:
5.72% 11/15/13 (k)		1,295	971
6.5% 1/15/12		4,420	3,890
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,360
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		3,430	454
			31,407
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		640	371
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Berry Plastics Holding Corp.:
8.875% 9/15/14		$ 19,025	$ 10,749
10.25% 3/1/16		4,055	1,744
BWAY Corp. 10% 10/15/10		1,175	1,184
Constar International, Inc. 11% 12/1/12 (c)		2,530	25
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	8,130
7.5% 12/15/96		3,685	2,653
8% 4/15/23		2,980	2,608
Temple-Inland, Inc.:
6.625% 1/15/16		165	120
7.875% 5/1/12		3,735	3,287
Vitro SAB de CV:
8.625% 2/1/12 (c)		18,085	4,160
9.125% 2/1/17 (c)		2,210	508
			35,539
Metals & Mining - 1.7%
Aleris International, Inc. 9.75% 12/15/14 pay-in-kind (c)(k)		2,790	2
Compass Minerals International, Inc. 12% 6/1/13		595	619
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,355
Evraz Group SA 8.875% 4/24/13 (g)		14,445	9,173
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	3,253
10.625% 9/1/16 (g)		15,200	12,920
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,179
8.25% 4/1/15		8,780	8,341
8.375% 4/1/17		34,820	32,296
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,355
Gerdau SA 8.875% (g)		2,340	1,802
International Steel Group, Inc. 6.5% 4/15/14		10,550	8,229
Ispat Inland ULC 9.75% 4/1/14		932	848
RathGibson, Inc. 11.25% 2/15/14		5,905	1,240
			90,612
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (c)(g)		7,070	6,010
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Glatfelter 7.125% 5/1/16		$ 550	$ 468
NewPage Corp. 7.42% 5/1/12 (k)		1,770	354
Solo Cup Co. 8.5% 2/15/14		2,140	1,562
			8,394
TOTAL MATERIALS			165,952
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 3.1%
Axtel SAB de CV 11% 12/15/13		847	711
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,255
9% 8/15/31		3,655	2,508
Deutsche Telekom International Financial BV 6% 1/20/17	EUR	1,600	2,153
Global Village Telecom Finance LLC 12% 6/30/11 (g)		3,517	3,517
Indosat Finance Co. BV 7.75% 11/5/10		1,801	1,747
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(g)		25,537	12,752
Intelsat Corp.:
9.25% 8/15/14 (g)		5,215	4,922
9.25% 6/15/16 (g)		8,820	8,181
Intelsat Ltd. 11.25% 6/15/16		27,785	27,090
Koninklijke KPN NV 7.5% 2/4/19	EUR	2,800	3,937
Level 3 Financing, Inc.:
8.75% 2/15/17		6,170	3,949
9.25% 11/1/14		4,140	2,857
12.25% 3/15/13		2,785	2,089
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,045
OTE PLC 5% 8/5/13	EUR	1,100	1,423
Qwest Communications International, Inc.:
7.25% 2/15/11		3,410	3,291
7.5% 2/15/14		7,555	6,535
7.5% 2/15/14		1,655	1,432
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		4,485	3,980
Sprint Capital Corp.:
6.875% 11/15/28		46,735	28,508
6.9% 5/1/19		5,935	4,184
8.75% 3/15/32		19,120	12,810
Telecom Egypt SAE 11.7% 2/4/10 (k)	EGP	1,426	250
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia SpA 8.25% 3/21/16	EUR	3,200	$ 4,251
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	1,100	1,504
5.496% 4/1/16	EUR	1,500	1,991
U.S. West Communications:
7.25% 9/15/25		$ 535	388
7.25% 10/15/35		1,455	975
7.5% 6/15/23		460	350
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		11,630	11,397
			167,982
Wireless Telecommunication Services - 2.8%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		4,545	4,681
Cricket Communications, Inc.:
9.375% 11/1/14		3,665	3,491
10% 7/15/15 (g)		2,160	2,074
Digicel Group Ltd.:
8.875% 1/15/15 (g)		14,055	9,065
9.125% 1/15/15 pay-in-kind (g)(k)		5,465	3,388
9.25% 9/1/12 (g)		6,360	5,724
12% 4/1/14 (g)		7,035	6,543
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		19,260	17,889
11.5% 6/15/16 (g)		8,740	8,259
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		5,225	4,977
8.875% 1/15/15 (g)		12,125	11,276
Millicom International Cellular SA 10% 12/1/13		13,055	12,761
Mobile Telesystems Finance SA 8% 1/28/12 (g)		9,084	8,028
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	5,242
7.375% 8/1/15		5,220	2,767
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		11,668	6,067
Sprint Nextel Corp. 6% 12/1/16		6,700	4,791
Telecom Personal SA 9.25% 12/22/10 (g)		15,745	14,958
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	2,200	3,289
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		$ 15,125	$ 11,003
Vodafone Group PLC 6.25% 1/15/16	EUR	2,650	3,679
			149,952
TOTAL TELECOMMUNICATION SERVICES			317,934
UTILITIES - 2.3%
Electric Utilities - 0.6%
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,284
Edison Mission Energy:
7.5% 6/15/13		4,880	3,855
7.75% 6/15/16		1,340	1,008
Electricite de France:
6.25% 1/25/21	EUR	2,300	3,211
6.875% 12/12/22	GBP	1,950	3,197
Intergen NV 9% 6/30/17 (g)		7,670	6,941
Majapahit Holding BV 7.75% 10/17/16		3,335	2,435
National Power Corp. 6.875% 11/2/16 (g)		6,830	6,352
Vattenfall AB 6.25% 3/17/21	EUR	950	1,271
			30,554
Gas Utilities - 0.6%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	3,012
6.875% 11/4/11 (Reg. S)		13,654	10,923
Southern Gas Networks PLC Class A1, 2.65% 10/21/10 (k)	EUR	1,650	2,109
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	6,186
8% 3/1/32		4,170	3,779
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		11,000	6,270
			32,279
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 10/15/15		2,450	2,132
8% 10/15/17		4,610	3,965
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings:
10.875% 11/1/17		$ 11,800	$ 7,611
12% 11/1/17 pay-in-kind (k)		6,240	2,432
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	3
6.4% 7/15/06 (c)		9,815	25
6.625% 11/15/05 (c)		2,200	6
6.725% 11/17/08 (c)(k)		684	0*
6.75% 8/1/09 (c)		550	1
6.875% 10/15/07 (c)		1,330	3
6.95% 7/15/28 (c)		1,204	0*
7.125% 5/15/07 (c)		235	1
7.375% 5/15/19 (c)		1,400	4
7.875% 6/15/03 (c)		235	1
9.125% 4/1/03 (c)		50	0*
9.875% 6/5/03 (c)		4,720	12
NRG Energy, Inc.:
7.25% 2/1/14		5,545	5,212
7.375% 2/1/16		4,600	4,255
7.375% 1/15/17		5,440	5,059
Reliant Energy, Inc.:
7.625% 6/15/14		4,300	3,526
7.875% 6/15/17		990	782
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,030	824
			35,854
Multi-Utilities - 0.5%
Aquila, Inc. 11.875% 7/1/12 (k)		1,615	1,663
Centrica PLC:
6.375% 3/10/22	GBP	1,250	1,776
7.125% 12/9/13	EUR	1,650	2,376
NiSource Finance Corp. 10.75% 3/15/16		18,183	18,408
RWE Finance BV 6.5% 8/10/21	EUR	650	916
Suez Environnement SA:
4.875% 4/8/14	EUR	300	398
6.25% 4/8/19	EUR	400	527
Utilicorp United, Inc. 7.95% 2/1/11 (f)		39	38
			26,102
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	2,000	$ 2,709
TOTAL UTILITIES			127,498
TOTAL NONCONVERTIBLE BONDS			1,584,455
TOTAL CORPORATE BONDS (Cost $2,219,928)			1,611,817
U.S. Government and Government Agency Obligations - 21.5%

Other Government Related - 0.6%
Citigroup Funding, Inc. 2% 3/30/12 (FDIC Guaranteed) (h)		$ 10,000	10,032
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (h)		12,000	12,032
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (h)		12,000	12,456
TOTAL OTHER GOVERNMENT RELATED			34,520
U.S. Government Agency Obligations - 7.4%
Fannie Mae:
1.75% 3/23/11		30,305	30,500
2% 1/9/12		15,000	15,151
2.75% 2/5/14		32,320	32,795
2.75% 3/13/14		56,480	57,154
3% 7/12/10		10,000	10,242
3.375% 5/19/11		34,002	35,405
3.625% 8/15/11		29,000	30,412
4.75% 11/19/12		15,800	17,322
6% 5/15/11		7,545	8,274
Federal Home Loan Bank:
2.25% 4/13/12		27,710	27,922
3.625% 10/18/13		36,405	37,972
Freddie Mac:
1.5% 1/7/11		14,705	14,750
2.125% 3/23/12		830	836
5% 2/16/17		8,600	9,557
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.125% 11/17/17		$ 29,108	$ 32,475
5.5% 8/23/17		14,000	16,029
6.875% 9/15/10		15,000	16,158
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,345
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,669
5.685% 5/15/12		1,285	1,424
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		592	614
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			402,006
U.S. Treasury Obligations - 13.5%
U.S. Treasury Bonds:
3.5% 2/15/39		22,630	22,361
4.375% 2/15/38		2,500	2,840
4.5% 5/15/38		3,550	4,145
6.125% 8/15/29		61,930	84,302
6.25% 8/15/23 (j)		59,925	78,839
6.375% 8/15/27		12,700	17,498
7.25% 5/15/16		3,046	4,014
7.5% 11/15/24		6,190	9,321
7.875% 2/15/21		6,800	9,861
9% 11/15/18		72	109
9.125% 5/15/18		9,595	14,521
9.875% 11/15/15		11,595	16,980
U.S. Treasury Notes:
0.875% 3/31/11		33,370	33,414
1.125% 1/15/12		72,020	72,065
1.375% 3/15/12		9,760	9,828
1.5% 12/31/13		4,313	4,302
1.75% 3/31/14		23,219	23,299
1.875% 2/28/14		85	86
2% 11/30/13		4,841	4,941
2.375% 3/31/16		46,120	46,419
2.75% 2/28/13		95,566	100,675
2.75% 2/15/19		9,135	9,185
3.125% 8/31/13		11,100	11,885
3.125% 9/30/13		34,572	37,024
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 6/30/13		$ 8,470	$ 9,156
3.75% 11/15/18		46,612	50,811
3.875% 5/15/18		2,550	2,813
4.25% 11/15/17		28,890	32,772
4.5% 5/15/17		13,745	15,825
TOTAL U.S. TREASURY OBLIGATIONS			729,291
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,120,015)			1,165,817
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae - 2.5%
4% 9/1/13 to 5/1/20		3,886	3,985
4.402% 10/1/33 (k)		801	818
4.456% 7/1/35 (k)		752	757
4.5% 3/1/18 to 11/1/19		9,244	9,595
4.512% 11/1/36 (k)		115	118
4.533% 11/1/33 (k)		229	235
4.541% 10/1/35 (k)		3,669	3,733
4.545% 12/1/36 (k)		3,299	3,375
4.556% 2/1/35 (k)		2,429	2,469
4.591% 11/1/35 (k)		1,159	1,168
4.594% 7/1/35 (k)		1,654	1,688
4.631% 9/1/33 (k)		1,026	1,032
4.649% 10/1/35 (k)		207	209
4.667% 7/1/35 (k)		571	583
4.69% 2/1/35 (k)		2,406	2,444
4.702% 2/1/35 (k)		1,002	1,023
4.715% 11/1/35 (k)		1,011	1,035
4.77% 7/1/35 (k)		574	587
4.784% 3/1/35 (k)		1,029	1,046
4.788% 7/1/35 (k)		761	777
4.811% 6/1/35 (k)		1,157	1,181
4.823% 10/1/34 (k)		1,566	1,584
4.844% 3/1/33 (k)		417	425
4.895% 2/1/36 (k)		1,845	1,891
4.909% 1/1/35 (k)		568	576
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.918% 8/1/35 (k)		$ 1,854	$ 1,908
4.98% 5/1/35 (k)		265	266
4.982% 2/1/34 (k)		1,205	1,244
4.987% 7/1/35 (k)		844	859
4.994% 2/1/35 (k)		954	971
5% 1/1/14 to 5/1/22		297	307
5.01% 12/1/32 (k)		891	901
5.02% 5/1/35 (k)		2,319	2,384
5.045% 10/1/35 (k)		1,067	1,095
5.075% 7/1/34 (k)		1,666	1,710
5.089% 10/1/35 (k)		602	619
5.122% 10/1/35 (k)		721	740
5.155% 7/1/35 (k)		2,101	2,145
5.166% 8/1/34 (k)		1,056	1,075
5.256% 5/1/35 (k)		770	797
5.312% 3/1/36 (k)		5,887	6,118
5.336% 7/1/35 (k)		302	308
5.342% 2/1/37 (k)		506	519
5.397% 2/1/37 (k)		2,213	2,265
5.453% 2/1/37 (k)		3,208	3,302
5.498% 6/1/47 (k)		372	381
5.5% 3/1/12 to 4/1/16		814	853
5.509% 11/1/36 (k)		648	661
5.631% 4/1/36 (k)		2,236	2,311
5.633% 2/1/36 (k)		550	567
5.66% 6/1/36 (k)		1,255	1,294
5.705% 4/1/36 (k)		762	788
5.769% 3/1/36 (k)		4,387	4,524
5.793% 5/1/36 (k)		3,107	3,206
5.819% 9/1/36 (k)		880	896
5.823% 6/1/35 (k)		2,064	2,145
5.869% 5/1/36 (k)		557	573
5.883% 12/1/36 (k)		833	864
6% 5/1/12 to 1/1/26		7,744	8,151
6.01% 4/1/36 (k)		8,750	9,041
6.118% 4/1/36 (k)		871	899
6.22% 3/1/37 (k)		280	292
6.243% 6/1/36 (k)		145	148
6.289% 6/1/36 (k)		19,180	19,868
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
6.5% 12/1/12 to 9/1/32		$ 4,021	$ 4,276
7.5% 1/1/28		82	88
TOTAL FANNIE MAE			133,693
Freddie Mac - 2.5%
3.758% 5/1/35 (k)		1,404	1,409
3.993% 7/1/33 (k)		1,355	1,362
4% 5/1/19 to 11/1/20		4,392	4,494
4.155% 6/1/33 (k)		662	662
4.329% 12/1/33 (k)		1,356	1,367
4.492% 7/1/35 (k)		1,010	1,022
4.5% 8/1/33		650	666
4.774% 3/1/35 (k)		523	529
4.789% 2/1/36 (k)		220	226
4.841% 9/1/36 (k)		567	573
4.854% 4/1/35 (k)		1,866	1,910
4.941% 1/1/35 (k)		1,972	2,012
5% 3/1/18 to 7/1/19		16,472	17,207
5.005% 4/1/35 (k)		1,997	2,053
5.023% 4/1/35 (k)		103	106
5.074% 7/1/35 (k)		619	638
5.203% 9/1/35 (k)		590	609
5.233% 10/1/35 (k)		900	919
5.257% 2/1/36 (k)		56	57
5.443% 4/1/37 (k)		332	339
5.474% 3/1/37 (k)		311	317
5.483% 1/1/36 (k)		702	721
5.5% 8/1/14 to 2/1/19		13,159	13,812
5.5% 4/13/39		8,000	8,299
5.5% 4/13/39		1,000	1,037
5.5% 4/13/39		1,000	1,037
5.5% 4/13/39		4,000	4,150
5.5% 4/13/39		2,000	2,075
5.5% 4/13/39		3,000	3,112
5.5% 5/12/39 (i)		3,000	3,104
5.5% 5/12/39 (i)		2,000	2,069
5.5% 5/12/39 (i)		1,000	1,035
5.5% 5/12/39 (i)		4,000	4,139
5.537% 10/1/36 (k)		945	975
5.593% 3/1/36 (k)		3,578	3,676
5.684% 10/1/35 (k)		253	264
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
5.711% 1/1/36 (k)		$ 287	$ 294
5.74% 5/1/37 (k)		3,984	4,114
5.757% 3/1/37 (k)		1,710	1,732
5.78% 4/1/37 (k)		1,769	1,812
5.798% 5/1/37 (k)		2,339	2,413
5.812% 6/1/37 (k)		1,429	1,481
5.834% 5/1/37 (k)		600	613
5.846% 5/1/37 (k)		281	288
5.948% 4/1/36 (k)		6,150	6,325
5.954% 6/1/37 (k)		300	310
6% 7/1/16 to 2/1/19		6,919	7,290
6% 6/1/36 (k)		575	593
6.12% 12/1/36 (k)		4,094	4,196
6.141% 2/1/37 (k)		639	659
6.142% 12/1/36 (k)		1,173	1,210
6.169% 7/1/36 (k)		4,112	4,240
6.181% 5/1/36 (k)		567	584
6.251% 7/1/36 (k)		612	631
6.339% 1/1/37 (k)		1,568	1,635
6.418% 6/1/37 (k)		167	173
6.5% 10/1/10 to 3/1/22		6,390	6,729
6.65% 8/1/37 (k)		1,136	1,178
7.524% 4/1/37 (k)		100	104
8.5% 3/1/20		9	10
TOTAL FREDDIE MAC			136,596
Government National Mortgage Association - 0.0%
6.5% 4/15/26 to 5/15/26		33	35
7% 9/15/25 to 8/15/31		63	67
7.5% 2/15/22 to 8/15/28		113	121
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			248
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $263,643)			270,537
Asset-Backed Securities - 0.2%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 2.347% 5/25/16 (k)	EUR	465	247
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Amstel Corp. Loan Offering BV: - continued
Series 2007-1:
Class B, 1.83% 3/25/17 (k)	EUR	1,100	$ 628
Class C, 2.01% 3/25/17 (k)	EUR	800	340
Auto ABS Compartiment Series 2006-1 Class B, 2.504% 7/25/17 (k)	EUR	1,000	1,093
Clock Finance BV Series 2007-1:
Class B2, 2.037% 2/25/15 (k)	EUR	700	539
Class C2, 2.217% 2/25/15 (k)	EUR	400	228
Geldilux Ltd. Series 2007-TS Class C, 3.297% 9/8/14 (k)	EUR	400	394
GLS Ltd. Series 2006-1 Class C, 3.112% 7/15/14 (k)	EUR	500	611
Lambda Finance BV Series 2005-1X Class C1, 2.6825% 11/15/29 (k)	GBP	500	425
Leek Finance PLC:
Series 17X Class A2A, 1.8719% 12/21/37 (k)	GBP	209	237
Series 18X Class BC, 1.984% 9/21/38 (k)	EUR	600	73
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 2.415% 1/30/40 (k)	EUR	400	473
Class D, 2.615% 1/30/40 (k)	EUR	550	628
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 2.415% 1/30/40 (k)	EUR	550	651
Class C, 2.615% 1/30/40 (k)	EUR	450	521
Promise K 2006-1 GmbH Series I 2006-1 Class D, 2.396% 3/10/17 (k)	EUR	1,000	951
Provide Bricks 2007-1 Series 2007-1 Class B, 2.475% 1/30/40 (k)	EUR	1,400	1,454
Stichting Mars Series 2006 Class C, 2.158% 8/28/14 (k)	EUR	1,000	1,102
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	52
Volkswagen Car Lease Series 9 Class B, 1.32% 4/21/12 (Reg. S) (k)	EUR	173	216
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 3.075% 10/25/45 (k)	GBP	526	45
TOTAL ASSET-BACKED SECURITIES (Cost $17,546)			10,908
Collateralized Mortgage Obligations - 3.1%
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 2.213% 2/17/52 (k)	EUR	800	$ 720
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 3.159% 4/12/56 (k)	EUR	592	369
EPIC PLC Series BROD Class D, 2.85% 1/22/16 (k)	EUR	292	97
RMAC PLC Series 2005-NS4X Class M2A, 2.4044% 12/12/43 (k)	GBP	1,443	489
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 2.1444% 6/12/44 (k)	GBP	1,250	538
Shield BV Series 1 Class C, 2.843% 1/20/14 (k)	EUR	1,500	1,562
TOTAL PRIVATE SPONSOR			3,775
U.S. Government Agency - 3.0%
Fannie Mae:
floater Series 2007-95 Class A1, 0.7719% 8/27/36 (k)		$ 6,164	5,701
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	9,458
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,206	1,272
Series 2002-11:
Class QC, 5.5% 3/25/17		2,522	2,659
Class UC, 6% 3/25/17		2,383	2,526
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,971
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,926
Series 2002-9 Class PC, 6% 3/25/17		182	195
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,565
Series 2003-122 Class OL, 4% 12/25/18		2,120	2,172
Series 2003-70 Class BJ, 5% 7/25/33		890	892
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,363
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,032
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,433
Class KD, 4.5% 7/25/18		3,035	3,194
Series 2005-52 Class PB, 6.5% 12/25/34		3,098	3,308
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		643	675
Series 2004-95 Class AN, 5.5% 1/25/25		1,733	1,832
Series 2005-117, Class JN, 4.5% 1/25/36		808	755
Series 2005-29 Class KA, 4.5% 2/25/35		2,375	2,447
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2005-47 Class AK, 5% 6/25/20		$ 7,595	$ 8,104
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,604
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		363	385
Series 2115 Class PE, 6% 1/15/14		123	129
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 1.0563% 1/15/30 (k)		4,405	4,392
Series 2630 Class FL, 1.0563% 6/15/18 (k)		104	102
Series 2861 Class GF, 0.8563% 1/15/21 (k)		2,187	2,184
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		692	726
Series 2378 Class PE, 5.5% 11/15/16		3,688	3,873
Series 2381 Class OG, 5.5% 11/15/16		535	562
Series 2425 Class JH, 6% 3/15/17		932	983
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,692
Series 2695 Class DG, 4% 10/15/18		3,865	3,956
Series 2773 Class EG, 4.5% 4/15/19		14,395	15,039
Series 2831 Class PB, 5% 7/15/19		3,990	4,234
Series 2866 Class XE, 4% 12/15/18		4,450	4,573
Series 2996 Class MK, 5.5% 6/15/35		723	758
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,023	1,070
Series 2467 Class NB, 5% 7/15/17		1,610	1,684
Series 2570 Class CU, 4.5% 7/15/17		255	264
Series 2572 Class HK, 4% 2/15/17		348	356
Series 2617 Class GW, 3.5% 6/15/16		126	127
Series 2627:
Class BG, 3.25% 6/15/17		172	174
Class KP, 2.87% 12/15/16		168	169
Series 2685 Class ND, 4% 10/15/18		1,745	1,768
Series 2860 Class CP, 4% 10/15/17		296	302
Series 2930 Class KT, 4.5% 2/15/20		7,833	8,021
Series 3401 Class EB, 5% 12/15/22		1,823	1,909
Series 3455 Class MB, 4.5% 6/15/23		28,055	28,462
Series 2564 Class BQ, 5.5% 10/15/17		2,247	2,379
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,262
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14		$ 233	$ 237
Series 2975 Class NA, 5% 7/15/23		590	597
TOTAL U.S. GOVERNMENT AGENCY			162,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $160,970)			166,228
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1 Class C, 2.7563% 1/15/17 (k)	GBP	700	352
Canary Wharf Finance II PLC Series 3MUK Class C2, 2.7513% 10/22/37 (k)	GBP	1,000	430
European Property Capitl 4 PLC Series 4 Class C, 2.5113% 7/20/14 (k)	GBP	297	333
German Residential Asset Note Distributor PLC Series 1 Class A, 2.693% 7/20/16 (k)	EUR	1,279	1,262
JLOC 36 LLC Reg. S:
Class A1, 0.8963% 2/16/16 (k)	JPY	70,710	691
Class B, 1.0663% 2/16/16 (k)	JPY	74,020	690
JLOC 37 LLC (Reg. S) Series X Class B1, 1.14% 1/15/15 (k)	JPY	74,085	711
London & Regional Debt Securitisation No. 1 PLC Class A, 2.4763% 10/15/14 (k)	GBP	650	719
Opera Finance (CMH) PLC Class B, 2.912% 1/15/15 (k)	EUR	1,100	804
Opera Finance (LAKESIDE) PLC 2.4156% 7/31/13 (k)	GBP	965	1,200
Paris Prime Community Real Estate Series 2006-1 Class B, 2.62% 4/22/14 (g)(k)	EUR	721	479
Real Estate Capital Foundation Ltd. Series 3 Class A, 2.4663% 7/15/16 (k)	GBP	1,708	1,666
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (k)	EUR	650	553
Silver Maple Investment Co. Ltd. Class 2A, 2.275% 4/30/14 (k)	EUR	700	792
Skyline BV Series 2007-1 Class D, 3.18% 7/22/43 (k)	EUR	1,100	595
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,999)			11,277
Foreign Government and Government Agency Obligations - 21.6%
		Principal Amount (000s) (d)	Value (000s)
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 11,591	$ 3,129
par 2.5% 12/31/38 (f)		7,920	1,426
1.683% 8/3/12 (k)		23,388	11,118
7% 3/28/11		105,395	43,701
7% 9/12/13		70,550	23,142
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,574
Banco Central del Uruguay:
value recovery A rights 1/2/21 (m)		1,000,000	0*
value recovery B rights 1/2/21 (m)		750,000	0*
Brazilian Federative Republic:
6% 9/15/13		1,275	1,237
7.125% 1/20/37		1,825	1,830
8.25% 1/20/34		4,325	4,790
8.75% 2/4/25		4,240	4,834
10% 1/1/12	BRL	11,552	4,863
12.25% 3/6/30		6,010	9,075
12.75% 1/15/20		1,480	2,153
Canadian Government:
4% 6/1/17	CAD	87,950	77,516
5% 6/1/14	CAD	45,350	41,635
5% 6/1/37	CAD	19,000	18,751
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,270	1,007
warrants 11/15/20 (a)(m)		2,750	274
Colombian Republic 7.375% 9/18/37		5,125	4,625
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		4,865	3,454
Dominican Republic:
3.38% 8/30/24 (k)		4,323	2,853
9.04% 1/23/18 (g)		10,105	7,932
9.5% 9/27/11 (Reg. S)		8,707	8,098
Ecuador Republic:
5% 2/28/25 (c)		1,580	964
10% 8/15/30 (Reg. S) (c)		14,715	4,341
El Salvador Republic:
7.65% 6/15/35		3,285	2,447
7.75% 1/24/23 (Reg. S)		1,900	1,800
8.25% 4/10/32 (Reg. S)		1,435	1,155
8.5% 7/25/11 (Reg. S)		1,845	1,859
French Republic:
4% 10/25/38	EUR	8,000	10,411
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Republic: - continued
4.25% 10/25/18	EUR	21,550	$ 30,203
Gabonese Republic 8.2% 12/12/17 (g)		$ 17,285	12,618
Georgia Republic 7.5% 4/15/13		2,360	1,617
German Federal Republic:
1.25% 3/11/11	EUR	16,145	21,372
3.5% 1/4/16	EUR	2,915	4,077
3.75% 1/4/19	EUR	17,250	24,353
4% 1/4/37	EUR	10,800	14,486
4.25% 1/4/14	EUR	59,800	86,701
4.25% 7/4/39	EUR	11,640	16,517
5.375% 1/4/10	EUR	1,420	1,951
5.5% 1/4/31	EUR	13,150	20,949
Ghana Republic 8.5% 10/4/17 (g)		8,950	5,460
Indonesian Republic:
6.625% 2/17/37 (g)		4,100	2,829
6.875% 3/9/17 (g)		2,845	2,376
6.875% 1/17/18 (g)		5,535	4,511
7.25% 4/20/15 (g)		2,985	2,746
7.75% 1/17/38 (g)		5,560	4,365
8.5% 10/12/35 (Reg. S)		4,990	4,242
10.375% 5/4/14 (g)		4,260	4,462
11.625% 3/4/19 (g)		4,330	4,720
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		5,175	2,536
Italian Republic:
3.75% 12/15/13	EUR	9,500	12,838
4.5% 3/1/19	EUR	23,050	31,199
5% 8/1/39	EUR	15,550	19,713
Japan Government:
1.5% 9/20/18	JPY	4,990,000	51,141
1.7% 12/20/16	JPY	5,900,000	62,572
2.5% 9/20/37	JPY	1,275,000	14,060
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		4,260	4,388
9% 5/2/14		2,780	2,898
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (k)		3,690	3,321
Peruvian Republic:
3% 3/7/27 (f)		900	702
7.125% 3/30/19		4,970	5,032
Philippine Republic:
9.5% 2/2/30		1,540	1,823
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Philippine Republic: - continued
10.625% 3/16/25		$ 1,465	$ 1,872
Republic of Fiji 6.875% 9/13/11		5,010	3,707
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,800	1,900
Republic of Serbia 3.75% 11/1/24 (f)(g)		18,105	13,217
Russian Federation:
7.5% 3/31/30 (Reg. S)		70,661	66,245
12.75% 6/24/28 (Reg. S)		6,930	9,269
Turkish Republic:
6.75% 4/3/18		5,860	5,391
6.875% 3/17/36		11,960	9,415
7% 9/26/16		3,865	3,730
7.25% 3/5/38		6,850	5,617
7.375% 2/5/25		13,880	12,527
14% 1/19/11	TRY	3,125	1,865
UK Treasury GILT:
4.25% 12/7/27	GBP	14,195	21,123
4.25% 6/7/32	GBP	17,100	25,377
4.25% 12/7/55	GBP	7,295	10,317
4.5% 3/7/19	GBP	16,820	26,860
4.75% 6/7/10	GBP	7,235	10,870
4.75% 3/7/20	GBP	1,450	2,348
4.75% 12/7/30	GBP	13,300	21,060
6% 12/7/28	GBP	450	826
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (k)		23,285	20,025
6.385% 6/26/12 (g)		5,580	2,609
6.75% 11/14/17 (g)		20,320	9,042
6.875% 3/4/11 (Reg. S)		2,865	1,576
United Mexican States:
7.5% 4/8/33		1,770	1,808
8.3% 8/15/31		1,710	1,892
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	37,680	1,051
8% 11/18/22		6,062	5,486
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		3,260	55
2.1225% 4/20/11 (Reg. S) (k)		22,600	16,442
5.375% 8/7/10 (Reg. S)		2,060	1,766
7% 3/31/38		3,450	1,478
8.5% 10/8/14		10,500	6,458
9% 5/7/23 (Reg. S)		19,470	10,076
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
9.25% 9/15/27		$ 15,070	$ 8,741
9.375% 1/13/34		4,855	2,488
10.75% 9/19/13		30,078	21,731
13.625% 8/15/18		12,490	8,868
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,890	1,134
6.875% 1/15/16 (g)		7,425	6,831
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,306,237)			1,167,865
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (n)	113,725	0*
Remy International, Inc. (a)	40,800	20
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0*
TOTAL CONSUMER DISCRETIONARY		20
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (g)	895	2
Airlines - 0.1%
Delta Air Lines, Inc. (a)	797,712	4,491
TOTAL INDUSTRIALS		4,493
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)	546,000	5
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	128
TOTAL COMMON STOCKS (Cost $14,499)		4,646
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	$ 132
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	1,046	194
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		194
TOTAL PREFERRED STOCKS (Cost $500)		326
Floating Rate Loans - 6.4%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
TRW Automotive Holdings Corp. Tranche B1, term loan 2.0625% 2/9/14 (k)	$ 1,750	875
Visteon Corp. term loan 4.426% 6/13/13 (k)	17,820	2,495
		3,370
Automobiles - 0.4%
AM General LLC:
Credit-Linked Deposit 3.5231% 9/30/12 (k)	132	115
Tranche B, term loan 4.149% 9/30/13 (k)	3,036	2,641
Ford Motor Co. term loan 3.56% 12/15/13 (k)	21,775	10,452
General Motors Corp. term loan 8% 11/29/13 (k)	23,765	9,744
		22,952
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (k)	4,150	1,835
ServiceMaster Co.:
term loan 3.1705% 7/24/14 (k)	6,430	4,244
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ServiceMaster Co.: - continued
Tranche DD, term loan 3.02% 7/24/14 (k)	$ 618	$ 408
Thomson Learning, Inc. term loan 3.02% 7/5/14 (k)	12,934	8,827
		15,314
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.078% 2/16/14 (k)	142	54
Las Vegas Sands LLC:
term loan 2.25% 5/23/14 (k)	147	79
Tranche B, term loan 2.27% 5/23/14 (k)	728	389
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.6816% 6/14/13 (k)	41	22
term loan 2.8172% 6/14/14 (k)	450	246
Six Flags, Inc. Tranche B, term loan 3.022% 4/30/15 (k)	14,543	9,599
		10,389
Media - 0.8%
Advanstar, Inc. Tranche 2LN, term loan 6.22% 11/30/14 (k)	380	38
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (k)	18,839	15,448
Discovery Communications, Inc. term loan 3.22% 5/14/14 (k)	1,032	953
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.9563% 6/12/14 (k)	13,999	8,610
Tranche 2LN, term loan 10.7563% 12/12/14 (k)	28,455	8,536
Idearc, Inc. term loan 3.22% 11/17/14 (k)	3,850	1,463
Univision Communications, Inc. Tranche 1LN, term loan 2.7681% 9/29/14 (k)	20,680	10,857
		45,905
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.77% 5/28/13 (k)	3,820	1,643
Michaels Stores, Inc. term loan 2.7582% 10/31/13 (k)	23,193	12,930
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (k)	1,574	716
		15,289
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. term loan 4.9094% 3/5/14 (k)	$ 1,650	$ 1,427
Levi Strauss & Co. term loan 2.8056% 4/4/14 (k)	1,580	893
		2,320
TOTAL CONSUMER DISCRETIONARY		115,539
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 2.6232% 6/5/13 (k)	935	879
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.2801% 6/4/14 (k)	2,673	1,798
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (k)	6,752	4,828
4.4613% 3/30/13 (k)	143	102
		4,930
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.0287% 1/15/12 (k)	2,810	2,122
TOTAL CONSUMER STAPLES		9,729
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.5937% 1/12/14 (k)	514	449
Helix Energy Solutions Group, Inc. term loan 2.9404% 7/1/13 (k)	686	514
		963
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (k)	532	383
Tranche D, term loan 8.7498% 12/28/13 (k)	1,713	1,233
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.22% 10/31/12 (k)	540	437
term loan 2.5266% 10/31/12 (k)	934	757
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (k)	$ 405	$ 211
Walter Industries, Inc. term loan 2.8292% 10/3/12 (k)	62	52
		3,073
TOTAL ENERGY		4,036
FINANCIALS - 0.5%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 4.56% 8/3/12 (k)	20,493	10,656
Tranche 2LN, term loan 7.06% 8/3/13 (k)	1,975	523
		11,179
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 4.17% 1/29/16 (k)	8,645	3,242
MGM Holdings II, Inc. Tranche B, term loan 3.7681% 4/8/12 (k)	2,241	1,008
		4,250
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (k)	1,947	1,149
Tranche B, term loan 3.5182% 10/10/13 (k)	7,231	4,266
Tranche DD, term loan 3.919% 10/10/13 (k)	6,999	4,130
		9,545
TOTAL FINANCIALS		24,974
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Health Management Associates, Inc. Tranche B, term loan 2.97% 2/28/14 (k)	892	722
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.7681% 4/10/14 (k)	2,070	1,273
TOTAL HEALTH CARE		1,995
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 3.2681% 2/21/13 (k)	$ 83	$ 46
Tranche 2LN, term loan 8.4125% 2/21/14 (k)	140	35
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.27% 3/28/14 (k)	70	50
		131
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7575% 4/30/14 (k)	10,344	4,551
Northwest Airlines, Inc. term loan 2.57% 12/31/10 (k)	7,181	6,391
United Air Lines, Inc. Tranche B, term loan 2.5625% 2/1/14 (k)	12,635	5,939
		16,881
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 7.125% 2/7/15 (k)	650	163
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.7614% 12/3/14 (k)	3,120	1,700
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (k)	53	47
Dresser, Inc.:
Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (k)	4,050	1,620
Tranche B 1LN, term loan 3.4561% 5/4/14 (k)	524	393
Navistar International Corp.:
term loan 3.7681% 1/19/12 (k)	4,026	3,100
Credit-Linked Deposit 4.1482% 1/19/12 (k)	1,464	1,127
		6,287
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (k)	13,910	7,129
Trading Companies & Distributors - 0.1%
Neff Corp. Tranche 2LN, term loan 4.0331% 11/30/14 (k)	810	154
VWR Funding, Inc. term loan 3.0181% 6/29/14 (k)	6,140	4,989
		5,143
TOTAL INDUSTRIALS		37,434
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Flextronics International Ltd.:
Tranche B A2, term loan 2.7681% 10/1/14 (k)	$ 2,164	$ 1,396
Tranche B A3, term loan 2.7681% 10/1/14 (k)	2,524	1,628
Tranche B-A, term loan 3.6811% 10/1/14 (k)	5,180	3,341
Tranche B-A1, term loan 3.3444% 10/1/14 (k)	1,488	960
Tranche B-B, term loan 3.685% 10/1/12 (k)	4,017	3,113
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 4.033% 10/10/14 (k)	27,966	18,318
Tranche B2, term loan 4.033% 10/10/14 (k)	25,475	16,686
Tranche B3, term loan 4.033% 10/10/14 (k)	24,070	15,766
		61,208
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.5406% 3/20/13 (k)	3,559	3,328
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan:
2.2469% 12/1/13 (k)	19,370	7,990
12.5% 12/15/14	4,720	2,478
		10,468
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (k)	12,114	8,237
Tranche 2LN, term loan 6.97% 6/11/15 (k)	1,790	806
Open Solutions, Inc. term loan 3.255% 1/23/14 (k)	235	118
		9,161
TOTAL INFORMATION TECHNOLOGY		84,165
MATERIALS - 0.7%
Chemicals - 0.3%
Huntsman International LLC Tranche B, term loan 2.2681% 4/19/14 (k)	6,079	3,981
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (o)	8,635	8,462
Momentive Performance Materials, Inc. Tranche B1, term loan 2.8125% 12/4/13 (k)	11,606	6,615
		19,058
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.5331% 4/3/15 (k)	$ 10,294	$ 6,897
Smurfit-Stone Container Enterprises, Inc. term loan 3.0767% 11/11/11 (k)	5,764	3,876
		10,773
Metals & Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (o)	1,162	942
Tranche B 1LN, term loan:
4.25% 12/19/13 (k)	1,242	137
4.25% 12/19/13 (k)	633	44
Tranche C 1LN, term loan 4.25% 12/19/13 (k)	888	178
Novelis Corp. term loan 3.0013% 7/6/14 (k)	4,421	2,741
		4,042
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (k)	7,260	2,868
White Birch Paper Co. Tranche 1LN, term loan 3.97% 5/8/14 (k)	1,434	466
		3,334
TOTAL MATERIALS		37,207
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 8.3925% 12/21/11 pay-in-kind (k)	8,213	5,613
Tranche 2, term loan 7.9913% 3/21/15 (k)	2,840	2,442
Tranche B, term loan 3.9913% 5/26/13 (k)	1,280	1,101
Tranche C, term loan 4.9913% 5/26/14 (k)	1,280	1,101
		10,257
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (k)	17,225	12,402
Leap Wireless International, Inc. Tranche B, term loan 5.75% 6/16/13 (k)	613	579
		12,981
TOTAL TELECOMMUNICATION SERVICES		23,238
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (k)	$ 3,847	$ 3,462
Credit-Linked Deposit 2.62% 2/1/13 (k)	2,055	1,850
		5,312
TOTAL FLOATING RATE LOANS (Cost $418,515)		343,629
Fixed-Income Funds - 6.0%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $383,538)	4,552,663	323,831
Preferred Securities - 0.7%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 15,975	14,429
Net Servicos de Comunicacao SA 9.25% (g)	9,070	7,241
		21,670
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	19,798	15,257
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (k)	EUR	1,300	929
MUFG Capital Finance 3 Ltd. 2.68% (k)	JPY	150,000	1,536
2,465
TOTAL PREFERRED SECURITIES (Cost $47,538)	39,392
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $94)	8,380	42
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.52% (b) (Cost $325,322)	325,322,294	$ 325,322
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $13,103)	$ 13,103	13,103
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $6,310,447)		5,454,740
NET OTHER ASSETS - (0.8)%		(44,227)
NET ASSETS - 100%		$ 5,410,513
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	$ (1,798)
Receive semi-annually a fixed rate equal to 3.13% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	61,400	2,483
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	423
		$ 81,400	$ 1,108
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $442,895,000 or 8.2% of net assets.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $34,520,000 or 0.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,546,000.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Quantity represents share amount.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ -
Intermet Corp.	1/7/05 - 1/13/05	2,153

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,370,000 and $3,575,000, respectively. The coupon rate will be determined at time of settlement.

*Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,103,000 due 4/01/09 at 0.14%
BNP Paribas Securities Corp.	$ 6,427
Banc of America Securities LLC	1,144
Barclays Capital, Inc.	4,786
Deutsche Bank Securities, Inc.	746
$ 13,103
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 903
Fidelity Floating Rate Central Fund	3,807
Total	$ 4,710
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 167,148	$ 136,591	$ -	$ 323,831	14.5%
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,454,740	$ 653,772	$ 4,779,945	$ 21,023
Other Financial Instruments*	$ (253,024)	$ -	$ (253,024)	$ -
*Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 44,183
Total Realized Gain (Loss)	4
Total Unrealized Gain (Loss)	(4,322)
Cost of Purchases	522
Proceeds of Sales	(260)
Amortization/Accretion	170
Transfer in/out of Level 3	(19,274)
Ending Balance	$ 21,023

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,282,576,000. Net unrealized depreciation aggregated $827,836,000, of which $159,184,000 related to appreciated investment securities and $987,020,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009